Fair Value Disclosure for Non-financial Assets	12 Months Ended
Dec. 31, 2018
Disclosure of fair value measurement of assets [abstract]
Fair Value Disclosure for Non-financial Assets
Note 30. Fair Value Disclosure for Non-financial Assets
The fair values of the Group’s financial instrument assets and liabilities which are measured at fair value on the consolidated statements of financial position are discussed in Note 29. The following tables present non-financial assets which are measured at or based on fair value in the consolidated statements of financial position, classified by level of the fair value hierarchy:
Assets measured at fair value on a recurring basis as at December 31, 2018:
	Level 1	Level 2	Level 3
Inventories	$2,238	$—	$—
Investment property	—	—	37,804
Total	$2,238	$—	$37,804

Assets measured at fair value on a recurring basis as at December 31, 2017:
	Level 1	Level 2	Level 3
		(Restated)	(Restated)
Inventories	$1,039	$271	$—
Investment property	—	—	37,660
Total	$1,039	$271	$37,660

Commodity inventories are measured at fair value less costs to sell. The fair values are determined by reference to their contractual selling prices or quoted prices in marketplaces in the absence of a contract (level 1 fair value hierarchy). An average of past sale prices is used when there are no observable market prices or current contracts but there have been recent past sales of such goods and there are no indications that the market prices have been materially impacted (level 2 fair value hierarchy).
The fair values of investment property are measured using an income approach which includes the following inputs: land value, realized basic rents, operating costs, discount rates and damages and defects (level 3 fair value hierarchy). The valuation approach was consistent for both 2018 and 2017. Both the 2018 and 2017 valuations were performed by an independent external valuator who is an authorized expert for the valuation of developed and undeveloped land in Germany and holds recognized and relevant professional qualifications and has recent experience in the location and category of the investment property being valued.